Segments and Financial Data by Solution and Geographic Area (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenue by Solution	Revenue by solution is as follows:
	Year Ended December 31,
	2018	2017	2016
Cloud	$534.3	$404.3	$297.8
Bureau	212.1	266.5	325.6
Total revenue	$746.4	$670.8	$623.4

Schedule of Revenue by country

Revenue by country is as follows.  The country in which the revenue is recorded is determined by the legal entity with which the customer has contracted.

	Year Ended December 31,
	2018	2017	2016
United States	$518.5	$465.2	$432.7
Canada	224.7	203.4	189.0
Other	3.2	2.2	1.7
Total revenue	$746.4	$670.8	$623.4

Schedule of Long-Lived Assets	Long-lived assets by country is as follows:
	December 31,
	2018	2017
United States	$1,778.7	$1,786.1
Canada	438.1	480.6
Other	2.5	2.8
Total long-lived assets	$2,219.3	$2,269.5